Accrued Expenses (Details Textual) (USD $)	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Accrued Expenses [Line Items]
Payroll and related costs	$ 252,000	$ 601,000	[1]	$ 1,292,000	[1]
Australia [Member]
Accrued Expenses [Line Items]
Payroll and related costs				$ 726,000

[1]	Payroll and related costs as of December 31, 2012 included accruals of approximately $726,000 related to the Company’s prior operations in Australia. These accruals were fully settled during the three-month period ended March 31, 2013.